Shares - Common shares (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, outstanding (in shares)	25,777,445	25,004,205
Issued upon exercise of stock options (in shares)	109,100	327,000
Issued upon conversion of convertible debentures (in shares)	4,622,916	87,096
Retired through share purchase programs (in shares)	(1,223,097)
Purchase of treasury shares (in shares)	(907,462)	(735,857)
Settlement of certain equity classified stock-based compensation (in shares)	787,728	1,095,001
Ending balance, outstanding (in shares)	29,166,630	25,777,445
Shares to satisfy recipient tax withholding requirements (in shares)	372,628,000	513,540,000
Satisfaction of recipient tax withholding	$ 3,576	$ 7,246
Common shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, outstanding (in shares)	27,502,912	27,088,816
Issued upon exercise of stock options (in shares)	109,100	327,000
Issued upon conversion of convertible debentures (in shares)	4,622,916	87,096
Retired through share purchase programs (in shares)	(1,223,097)
Purchase of treasury shares (in shares)	0	0
Settlement of certain equity classified stock-based compensation (in shares)	0	0
Ending balance, outstanding (in shares)	31,011,831	27,502,912
Treasury shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance, outstanding (in shares)	(1,725,467)	(2,084,611)
Issued upon exercise of stock options (in shares)	0	0
Issued upon conversion of convertible debentures (in shares)	0	0
Retired through share purchase programs (in shares)	0
Purchase of treasury shares (in shares)	(907,462)	(735,857)
Settlement of certain equity classified stock-based compensation (in shares)	787,728	1,095,001
Ending balance, outstanding (in shares)	(1,845,201)	(1,725,467)